SHARE REPURCHASES (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended		7 Months Ended	8 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2010 USD ($)	Nov. 30, 2010 CNY	Dec. 31, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	May 31, 2011 Ordinary Shares [Member] USD ($)	Nov. 30, 2010 Ordinary Shares [Member] USD ($)	Dec. 31, 2011 Ordinary Shares [Member] USD ($)	May 31, 2011 American Depository Shares [Member] USD ($)	Apr. 30, 2010 American Depository Shares [Member] USD ($)	Nov. 30, 2010 American Depository Shares [Member] USD ($)	Dec. 31, 2011 American Depository Shares [Member] USD ($)	Dec. 31, 2012 American Depository Shares [Member] CNY
Equity, Class of Treasury Stock [Line Items]
Value of shares approved for repurchase											$ 10,000	$ 3,000			40,000
Average price per share								$ 1.83	$ 2.34	$ 2.16	$ 5.48		$ 7.03	$ 6.48
Repurchase and cancellation of ordinary shares (note 19) (in shares)	852,144	852,144	376,761	590,205	590,205
Repurchase and cancellation of ordinary shares (note 17)	$ 1,996	13,262		$ 1,274	8,243	8,243	13,468